VESSELS UNDER CAPITAL LEASE, NET (Details 3) shares in Millions		1 Months Ended										3 Months Ended								12 Months Ended
	Feb. 03, 2016	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Aug. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)	Mar. 03, 2016	May 31, 2015 vessel	Dec. 31, 2018 USD ($) vessel	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel vessels	Sep. 30, 2017 vessel	Mar. 31, 2017 USD ($) vessels Rate	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) capital_lease	Dec. 31, 2018 USD ($) vessel vessels	Dec. 31, 2017 USD ($) vessel vessels	Dec. 31, 2016 USD ($) vessels	Feb. 29, 2016 shares	Jul. 01, 2015 USD ($)
Leases, Schedule of Leased Assets [Line Items]
Management fee income																								$ 6,500
Reverse stock split, conversion ratio	0.2									5												5
Profit share expense percentage																								25.00%
Cash buffer per vessel, covenant compliance																				$ 2,000,000
Capital Lease Obligations												$ 99,800,000								99,800,000
Minimum contractual payments												67,300,000								67,300,000
Contingent rental expense payable												$ 32,500,000								32,500,000
Profit share expense																				1,500,000	$ 5,600,000	$ 50,900,000
Contingent rental income																				19,738,000	26,148,000	18,621,000
Number of Leased Vessels Impaired | capital_lease																			3
Receipts (payments) resulting from lease terminations																				(22,391,000)	(19,006,000)
Lease Termination Probability																	25.00%	100.00%	25.00%
Gain (Loss) on Termination of Lease																				$ 10,324,000	$ 2,379,000	$ 89,000
Total vessels leased in on long-term time charters | vessel												3			9					3	9
Remaining periods on these leases, minimum (in years)																				6 years
Remaining periods on these leases, maximum (in years)																				8 years
Interest expense																				$ 16,400,000	$ 26,000,000
VLCC Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels whose lease was terminated | vessels																				6	2	1
Number of leases vessels with amended terms | vessel											12
Daily hire payable																								$ 20,000
Suezmax Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels whose lease was terminated | vessels																					2
Number of leases vessels with amended terms | vessel											5
Daily hire payable																								15,000
Ship Finance Leased Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Management fee income																								$ 9,000
Impairment of assets under capital lease																			$ 8,900,000
Total vessels leased in on long-term time charters | vessel												3			9					3	9
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels whose lease was terminated | vessel																3
Number of shares issued | shares																							11.0
Profit share expense percentage																								50.00%
Cash buffer per vessel, covenant compliance																					$ 2,000,000
Profit share expense																				$ 1,535,000	5,600,000
Contingent rental income															$ (26,148,000)					(19,738,000)	(26,148,000)	$ (18,621,000)
Impairment of assets under capital lease															$ 142,900,000		$ 21,200,000	$ 27,300,000
Number of Leased Vessels Impaired | vessels															9		4
Gain (Loss) on Termination of Lease																				$ 10,300,000	2,400,000
Front Circassia [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Interest rate notes																				7.50%
Reduction In Capital Lease Obligation														$ 20,600,000
Gain (Loss) on Termination of Lease				$ (5,811,000)										5,811,000
Front Page [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Gain (Loss) on Termination of Lease			$ 2,638,000
Front Stratus [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Gain (Loss) on Termination of Lease													$ 2,144,000
Front Serenade [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Gain (Loss) on Termination of Lease													2,426,000
Front Ariake [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Interest rate notes																				7.50%
Gain (Loss) on Termination of Lease												$ 3,523,000
Front Falcon [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Receipts (payments) resulting from lease terminations												0
Gain (Loss) on Termination of Lease												5,404,000
Front Vanguard [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Gain (Loss) on Termination of Lease									$ 89,000
Payments/Receipts resulting from lease terminations									(293,000)													(293,000)
Front Century [Member] | Ship Finance Leased Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Impairment of assets under capital lease																			$ 5,600,000
Front Century [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Receipts (payments) resulting from lease terminations								$ (4,110,000)
Gain (Loss) on Termination of Lease								$ 20,565,000
Front Scilla [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Receipts (payments) resulting from lease terminations						$ (6,465,000)
Gain (Loss) on Termination of Lease						$ (7,341,000)
Front Brabant [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Receipts (payments) resulting from lease terminations							$ (3,578,000)
Gain (Loss) on Termination of Lease							$ (5,021,000)
Front Ardenne [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Receipts (payments) resulting from lease terminations					$ (4,853,000)
Gain (Loss) on Termination of Lease					$ (5,824,000)
Front Page, Front Stratus, Front Serenade [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Interest rate notes																				7.50%
Reduction In Capital Lease Obligation													92,100,000
Gain (Loss) on Termination of Lease													7,200,000
Front Ariake, Front Falcon [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Reduction In Capital Lease Obligation												55,200,000
Gain (Loss) on Termination of Lease												8,900,000
Non cash element
Leases, Schedule of Leased Assets [Line Items]
Contingent rental income																				$ 21,273,000	26,148,000	$ 18,621,000
Receipts (payments) resulting from lease terminations																				$ 0	$ (19,006,000)	$ 0
Non cash element | Front Circassia [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Receipts (payments) resulting from lease terminations				$ (8,891,000)										$ 8,891,000
Non cash element | Front Page [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Receipts (payments) resulting from lease terminations			$ (3,375,000)
Non cash element | Front Stratus [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Receipts (payments) resulting from lease terminations													(3,375,000)
Non cash element | Front Serenade [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Receipts (payments) resulting from lease terminations													(3,375,000)
Non cash element | Front Ariake [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Receipts (payments) resulting from lease terminations		$ (3,375,000)										$ 3,375,000
Non cash element | Front Page, Front Stratus, Front Serenade [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Receipts (payments) resulting from lease terminations													$ 10,125,000